Cash and cash equivalents (Details) - EUR (€)		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[2]
Subclassifications of assets, liabilities and equities [abstract]
Cash		€ 1,270,000,000	€ 1,461,000,000		€ 1,385,000,000
Cash equivalents	[1]	6,171,000,000	7,249,000,000		11,351,000,000
Cash and cash equivalents		7,441,000,000	8,710,000,000	[2]	12,736,000,000	[2]	€ 10,098,000,000
Cash equivalents, money market mutual funds		4,161,000,000	5,349,000,000		9,537,000,000
Cash equivalents, term deposits		1,293,000,000	1,191,000,000		1,167,000,000
Cash equivalents, commercial paper		0	0
Cash equivalents, captive insurance and reinsurance companies		€ 446,000,000	€ 476,000,000		€ 439,000,000

[1]	(a)As of December 31, 2024, cash equivalents mainly comprised the following: (i) €4,161 million invested in euro and US dollar denominated money-market mutual funds (December 31, 2023: €5,349 million; December 31, 2022: €9,537 million); (ii) €1,293 million of term deposits (December 31,
2023: €1,191 million; December 31, 2022: €1,167 million) and (iii) zero commercial paper (December 31, 2023: zero; December 31, 2022: zero). Cash equivalents also include €446 million held by captive insurance and reinsurance companies in accordance with insurance regulations (December 31,
2023: €476 million; December 31, 2022: €439 million).

[2]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).